DERIVATIVES - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 USD ($) entity
Derivative [Line Items]
Number of counterparties | entity	18	13
Derivative Asset	$ 112,607	$ 29,189
Derivative Assets (Liabilities), at Fair Value, Net	(9)
Derivative Liability	112,616	29,188
Derivative, Notional Amount	$ 7,586,618	2,719,980
Foreign Exchange [Member]
Derivative [Line Items]
Number of counterparties | entity	6
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	$ 200	100
Derivative, Notional Amount	216,200	138,400
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	33,400	20,800
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		0
Derivative, Notional Amount	37,800	12,300
Credit Risk Derivative Assets, at Fair Value	900
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability	67,500	4,900
Derivative, Notional Amount	1,900,000	$ 1,400,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Derivative Liability	18,300
Derivative, Notional Amount	$ 1,900,000